Share ownership and related party transactions (Schedule of Ownership or Controlling Interest of Outstanding Common Shares) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Shares owned (in shares)	62,968,184	63,468,390
A.H. del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	9,204,284	9,204,284
Percentage of common shares outstanding	14.62%	14.50%
C.D. del Prado [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	132,945	132,945
Percentage of common shares outstanding	0.21%	0.21%
Stichting Administratiekantoor ASMI [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)	2,142,039	2,142,039
Percentage of common shares outstanding	3.40%	3.37%